Stock-based compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Assumptions used in determining the fair value of the stock-based awards
Weighted-average dividend yield (as a percent)	2.20%	2.30%	3.10%
Weighted-average volatility (as a percent)	32.70%	36.40%	36.00%
Volatilities, low end of range (as a percent)	20.90%	35.20%	35.80%
Volatilities, high end of range (as a percent)	45.40%	51.80%	61.00%
Risk-free interest rates, low end of range (as a percent)	0.25%	0.32%	0.17%
Risk-free interest rates, high end of range (as a percent)	3.51%	3.61%	2.99%
Weighted-average expected lives (in years)	8	7	8
Unrecognized compensation cost related to nonvested stock-based compensation awards (in dollars)	$ 155
Term of amortization of unrecognized compensation cost over weighted-average remaining requisite service periods (in years)	1.8
Common shares issued from treasury stock for stock-based compensation (in shares)	8,710,630	12,612,514	3,571,268
Vesting period of 2011, 2010 and 2009 awards, after the date of grant (in years)	3 years
Term life of SARs and option awards (in years)	10
Term life of vested options/SARs from separation date (in years)	5
Requisite service period (in months)	6 months
Stock options/SARs activity
Outstanding at beginning of year (in shares)	57,882,998	63,082,787	60,398,074
Granted to officers and key employees (in shares)	2,960,595	7,556,481	6,823,227
Exercised (in shares)	(10,149,476)	(12,568,232)	(3,906,785)
Forfeited / expired (in shares)	(321,126)	(188,038)	(231,729)
Outstanding at end of year (in shares)	50,372,991	57,882,998	63,082,787
Number of stock awards exercisable at end of the period (in shares)	35,523,057	41,658,033	48,256,847
Restricted stock units activity
Outstanding at beginning of year (in shares)	4,650,241	4,531,545	2,673,474
Granted to officers and key employees (in shares)	1,082,032	1,711,771	2,185,674
Vested (in shares)	(1,382,539)	(1,538,047)	(286,413)
Forfeited (in shares)	(68,244)	(55,028)	(41,190)
Outstanding at end of year (in shares)	4,281,490	4,650,241	4,531,545
Weighted- Average Exercise Price for stock options and stock appreciation rights
Outstanding at beginning of year (in dollars per share)	$ 48.50	$ 44.24	$ 45.68
Granted to officers and key employees (in dollars per share)	$ 102.13	$ 57.85	$ 22.17
Exercised (in dollars per share)	$ 41.78	$ 32.83	$ 28.13
Forfeited / expired (in dollars per share)	$ 48.02	$ 43.64	$ 38.05
Outstanding at end of year (in dollars per share)	$ 53.01	$ 48.50	$ 44.24
Exercisable at year-end (in dollars per share)	$ 52.66	$ 48.23	$ 43.14
SARs Granted to officers and key employees (in shares)	2,722,689	7,125,210	6,260,647
2009 and 2010 awards
Stock-based compensation awards
Required minimum age of a participant upon separation from service to meet the criteria for Long Service Separation (in years)	55
Minimum term of service to meet criteria for Long Service Separation (in years)	10
2011 award
Stock-based compensation awards
Required minimum age of a participant upon separation from service to meet the criteria for Long Service Separation (in years)	55
Minimum term of service to meet criteria for Long Service Separation (in years)	5